FINANCIAL INSTRUMENTS - SCHEDULE OF OFFSETTING DERIVATIVE ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Total asset derivatives
Gross amounts presented in the consolidated balance sheet	$ 0	$ 1,285
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	0	(1,029)
Net amount	0	256
Total liability derivatives
Gross amounts presented in the consolidated balance sheet	(76,800)	(36,167)
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	0	1,029
Net amount	$ (76,800)	$ (35,138)